CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares shares in Millions	Jun. 30, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS
Ordinary shares, authorized	2,500	2,500
Ordinary shares, issued	960	957
Treasury, shares	110	105
Common Stock, Par or Stated Value Per Share	₪ 0.1	₪ 0.1